Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 10.3%
19,098	(1)	Alphabet, Inc. - Class A	$ 22,190,921	3.2
67,876	(1)	Altice USA, Inc.	1,512,956	0.2
41,797	(1)	AMC Networks, Inc.	1,016,085	0.2
318,291		AT&T, Inc.	9,278,183	1.3
246,072		Comcast Corp. – Class A	8,459,955	1.2
93,649	(1)	Facebook, Inc. - Class A	15,620,653	2.3
65,450		Fox Corp. - Class A	1,546,583	0.2
57,819		Interpublic Group of Cos., Inc.	936,090	0.1
58,097	(1)	Liberty Global PLC - Class A	959,181	0.1
18,360	(1)	Live Nation Entertainment, Inc.	834,646	0.1
1,694	(1)	Netflix, Inc.	636,097	0.1
17,474		Omnicom Group	959,323	0.1
45,438	(2)	Sinclair Broadcast Group, Inc.	730,643	0.1
72,376		Verizon Communications, Inc.	3,888,762	0.6
20,726		Walt Disney Co.	2,002,132	0.3
56,308	(1)	Yelp, Inc.	1,015,233	0.2
			71,587,443	10.3

		Consumer Discretionary: 9.6%
12,836	(1)	Amazon.com, Inc.	25,026,606	3.6
3,669	(1)	Autozone, Inc.	3,103,974	0.4
2,577	(1)	Booking Holdings, Inc.	3,466,890	0.5
18,113		BorgWarner, Inc.	441,414	0.1
5,707	(1)	Carmax, Inc.	307,208	0.0
11,384	(1)	Deckers Outdoor Corp.	1,525,456	0.2
1,027		Domino's Pizza, Inc.	332,820	0.1
28,701		Expedia Group, Inc.	1,615,005	0.2
140,091		Extended Stay America, Inc.	1,024,065	0.1
63,901		Gentex Corp.	1,416,046	0.2
19,992		Hilton Worldwide Holdings, Inc.	1,364,254	0.2
35,680		Home Depot, Inc.	6,661,813	1.0
18,221		KB Home	329,800	0.0
16,482		McDonald's Corp.	2,725,299	0.4
39,746		MGM Resorts International	469,003	0.1
1,064	(1)	O'Reilly Automotive, Inc.	320,317	0.0
26,219	(1)	Penn National Gaming, Inc.	331,670	0.0
8,224		Ralph Lauren Corp.	549,610	0.1
6,092	(1)	RH	612,063	0.1
40,614		Ross Stores, Inc.	3,532,199	0.5
50,243	(1)	Scientific Games Corp.	487,357	0.1
41,408		Service Corp. International	1,619,467	0.2
22,524	(1)	Skechers USA, Inc.	534,720	0.1
16,866		Starbucks Corp.	1,108,771	0.2
27,549		Target Corp.	2,561,230	0.4
103,716	(1)	Taylor Morrison Home Corp.	1,140,876	0.2
15,694		Tractor Supply Co.	1,326,928	0.2
3,195	(1)	Ulta Beauty, Inc.	561,361	0.1
23,174		Wyndham Destinations, Inc.	502,876	0.1
23,928		Yum! Brands, Inc.	1,639,786	0.2
			66,638,884	9.6

		Consumer Staples: 7.4%
111,259		Altria Group, Inc.	4,302,386	0.6
18,403	(1)	BJ's Wholesale Club Holdings, Inc.	468,724	0.1
39,910		Coca-Cola Co.	1,766,017	0.3
2,843		Costco Wholesale Corp.	810,625	0.1
30,858		General Mills, Inc.	1,628,377	0.2
33,392		Hershey Co.	4,424,440	0.6
19,204		Kimberly-Clark Corp.	2,455,615	0.4
97,620		Mondelez International, Inc.	4,888,810	0.7
32,582	(1)	Monster Beverage Corp.	1,833,063	0.3
59,740		PepsiCo, Inc.	7,174,774	1.0
87,908		Philip Morris International, Inc.	6,413,768	0.9
85,360		Procter & Gamble Co.	9,389,600	1.4
24,585		Tyson Foods, Inc.	1,422,734	0.2
37,857		Walmart, Inc.	4,301,312	0.6
			51,280,245	7.4

		Energy: 2.6%
52,975		Chevron Corp.	3,838,569	0.6
93,933		ConocoPhillips	2,893,136	0.4
15,354		EOG Resources, Inc.	551,516	0.1
86,302		Exxon Mobil Corp.	3,276,887	0.5
155,012		Kinder Morgan, Inc.	2,157,767	0.3
36,936		Marathon Petroleum Corp.	872,428	0.1
22,674		Phillips 66	1,216,460	0.2
46,627		Valero Energy Corp.	2,115,001	0.3
70,716		Williams Cos., Inc.	1,000,631	0.1
			17,922,395	2.6

		Financials: 11.0%
24,453		Aflac, Inc.	837,271	0.1
11,800		Allstate Corp.	1,082,414	0.2
57,211		Ally Financial, Inc.	825,555	0.1
32,575		Ameriprise Financial, Inc.	3,338,286	0.5
359,662		Bank of America Corp.	7,635,624	1.1
39,898	(1)	Berkshire Hathaway, Inc. – Class B	7,294,551	1.0
33,299		Blackstone Group, Inc./The	1,517,435	0.2
35,167		Capital One Financial Corp.	1,773,120	0.3
112,196		Citigroup, Inc.	4,725,696	0.7
10,921		Goldman Sachs Group, Inc.	1,688,277	0.2
24,048		Hanover Insurance Group, Inc.	2,178,268	0.3
49,907		Hartford Financial Services Group, Inc.	1,758,723	0.3
26,542		Intercontinental Exchange, Inc.	2,143,267	0.3
109,535		JPMorgan Chase & Co.	9,861,436	1.4
54,486		Lincoln National Corp.	1,434,072	0.2
24,628		LPL Financial Holdings, Inc.	1,340,502	0.2
85,550		Metlife, Inc.	2,615,264	0.4
578,702		MFA Financial, Inc.	896,988	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
237,403		MGIC Investment Corp.	$ 1,507,509	0.2
1,550		Moody's Corp.	327,825	0.0
93,934		Morgan Stanley	3,193,756	0.5
56,270		Popular, Inc.	1,969,450	0.3
37,748		Progressive Corp.	2,787,312	0.4
23,596		Prudential Financial, Inc.	1,230,295	0.2
22,063		S&P Global, Inc.	5,406,538	0.8
22,608		State Street Corp.	1,204,328	0.2
85,578		Synchrony Financial	1,376,950	0.2
93,297		Unum Group	1,400,388	0.2
71,519		Wells Fargo & Co.	2,052,595	0.3
35,027		Zions Bancorp NA	937,323	0.1
			76,341,018	11.0

		Health Care: 15.2%
8,217		AbbVie, Inc.	626,053	0.1
29,505		Agilent Technologies, Inc.	2,113,148	0.3
7,132	(1)	Align Technology, Inc.	1,240,611	0.2
33,103		Amgen, Inc.	6,710,971	1.0
14,182		Anthem, Inc.	3,219,881	0.5
17,694		Baxter International, Inc.	1,436,576	0.2
12,790	(1)	Biogen, Inc.	4,046,500	0.6
68,283	(1)	Boston Scientific Corp.	2,228,074	0.3
66,532		Bristol-Myers Squibb Co.	3,708,494	0.5
35,722		Bruker Corp.	1,280,991	0.2
30,568		Cardinal Health, Inc.	1,465,430	0.2
33,191	(1)	Centene Corp.	1,971,877	0.3
12,004	(1)	Charles River Laboratories International, Inc.	1,515,025	0.2
6,681		Chemed Corp.	2,894,209	0.4
9,426		Cigna Corp.	1,670,099	0.2
12,257	(1)	Edwards Lifesciences Corp.	2,311,915	0.3
27,484		Eli Lilly & Co.	3,812,581	0.6
40,081		Gilead Sciences, Inc.	2,996,456	0.4
33,642		HCA Healthcare, Inc.	3,022,734	0.4
10,736		Humana, Inc.	3,371,319	0.5
4,390	(1)	Illumina, Inc.	1,198,997	0.2
14,190	(1)	Incyte Corp., Ltd.	1,039,134	0.2
48,218		Johnson & Johnson	6,322,826	0.9
3,050	(1)	Masimo Corp.	540,216	0.1
49,577		Medtronic PLC	4,470,854	0.6
93,568		Merck & Co., Inc.	7,199,122	1.0
11,878	(1)	Molina Healthcare, Inc.	1,659,475	0.2
157,103		Pfizer, Inc.	5,127,842	0.7
19,102	(1)	PRA Health Sciences, Inc.	1,586,230	0.2
28,814	(1)	Prestige Consumer Healthcare, Inc.	1,056,898	0.2
11,969		Thermo Fisher Scientific, Inc.	3,394,408	0.5
35,480		UnitedHealth Group, Inc.	8,848,002	1.3
22,255	(1)	Veeva Systems, Inc.	3,480,014	0.5
15,987	(1)	Vertex Pharmaceuticals, Inc.	3,804,107	0.6
14,984		Zimmer Biomet Holdings, Inc.	1,514,583	0.2
24,513		Zoetis, Inc.	2,884,935	0.4
			105,770,587	15.2

		Industrials: 8.5%
64,960		Allison Transmission Holdings, Inc.	2,118,345	0.3
38,136		Ametek, Inc.	2,746,555	0.4
4,165		Armstrong World Industries, Inc.	330,784	0.0
7,572		Boeing Co.	1,129,288	0.2
2,208	(1)	CoStar Group, Inc.	1,296,560	0.2
33,820		Crane Co.	1,663,268	0.2
21,452		CSX Corp.	1,229,200	0.2
27,236		Cummins, Inc.	3,685,575	0.5
19,343		Curtiss-Wright Corp.	1,787,487	0.3
41,787		GrafTech International Ltd.	339,310	0.0
52,054		Honeywell International, Inc.	6,964,305	1.0
9,571		IDEX Corp.	1,321,851	0.2
41,296	(1)	Ingersoll Rand, Inc.	1,024,144	0.1
7,494		ITT, Inc.	339,928	0.1
12,469		Kansas City Southern	1,585,807	0.2
7,855		L3Harris Technologies, Inc.	1,414,843	0.2
5,179		Lockheed Martin Corp.	1,755,422	0.3
24,157		Norfolk Southern Corp.	3,526,922	0.5
67,188		nVent Electric PLC	1,133,461	0.2
7,060		Parker Hannifin Corp.	915,894	0.1
11,318		Raytheon Co.	1,484,356	0.2
35,789		Regal Beloit Corp.	2,252,917	0.3
25,169		Robert Half International, Inc.	950,130	0.1
9,315		Roper Technologies, Inc.	2,904,510	0.4
19,477		Schneider National, Inc.	376,685	0.1
46,800		Trane Technologies PLC	3,865,212	0.6
43,645		Union Pacific Corp.	6,155,691	0.9
45,004		Waste Management, Inc.	4,165,570	0.6
29,275	(1)	Wesco International, Inc.	668,934	0.1
			59,132,954	8.5

		Information Technology: 24.8%
24,653	(1)	Adobe, Inc.	7,845,571	1.1
40,860	(1)	Akamai Technologies, Inc.	3,738,282	0.5
36,573		Amdocs Ltd.	2,010,418	0.3
116,453		Apple, Inc.	29,612,833	4.3
29,278		Applied Materials, Inc.	1,341,518	0.2
11,032	(1)	Atlassian Corp. PLC	1,514,252	0.2
17,395		Booz Allen Hamilton Holding Corp.	1,193,993	0.2
3,414		Broadcom, Inc.	809,459	0.1
10,382	(1)	CACI International, Inc.	2,192,159	0.3
66,659	(1)	Cadence Design Systems, Inc.	4,402,160	0.6
32,416		CDW Corp.	3,023,440	0.4
194,750		Cisco Systems, Inc.	7,655,623	1.1
24,680		Cognizant Technology Solutions Corp.	1,146,880	0.2
22,886		Dolby Laboratories, Inc.	1,240,650	0.2
75,223	(1)	Dropbox, Inc.	1,361,536	0.2
19,877	(1)	Dynatrace, Inc.	473,868	0.1
6,753	(1)	EPAM Systems, Inc.	1,253,762	0.2
13,570	(1)	Euronet Worldwide, Inc.	1,163,220	0.2
19,780	(1)	F5 Networks, Inc.	2,109,141	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
30,539	(1)	Fortinet, Inc.	$ 3,089,631	0.5
16,675	(1)	GoDaddy, Inc.	952,309	0.1
92,186		Intel Corp.	4,989,106	0.7
20,208		Intuit, Inc.	4,647,840	0.7
15,751		Lam Research Corp.	3,780,240	0.5
9,585		Mastercard, Inc. - Class A	2,315,353	0.3
26,533		Maxim Integrated Products	1,289,769	0.2
223,578		Microsoft Corp.	35,260,486	5.1
66,684		National Instruments Corp.	2,205,907	0.3
21,352		NetApp, Inc.	890,165	0.1
17,799		Nvidia Corp.	4,691,816	0.7
28,700		Oracle Corp.	1,387,071	0.2
52,901	(1)	PayPal Holdings, Inc.	5,064,742	0.7
108,281	(1)	Pure Storage, Inc. - Class A	1,331,856	0.2
66,077		Qualcomm, Inc.	4,470,109	0.6
10,641	(1)	Salesforce.com, Inc.	1,532,091	0.2
151,071		Switch, Inc.	2,179,955	0.3
10,252	(1)	Synopsys, Inc.	1,320,355	0.2
63,174		Texas Instruments, Inc.	6,312,978	0.9
26,483	(1)	VeriSign, Inc.	4,769,324	0.7
26,857		Visa, Inc. - Class A	4,327,200	0.6
14,846	(1)	VMware, Inc.	1,797,851	0.3
			172,694,919	24.8

		Materials: 2.1%
11,147		Air Products & Chemicals, Inc.	2,225,053	0.3
13,947		Avery Dennison Corp.	1,420,781	0.2
39,950		Celanese Corp. - Series A	2,931,930	0.4
45,826		Commercial Metals Co.	723,593	0.1
36,326		Domtar Corp.	786,095	0.1
29,930		LyondellBasell Industries NV - Class A	1,485,426	0.2
27,312		Nucor Corp.	983,778	0.2
40,486		PolyOne Corp.	768,019	0.1
15,506		Reliance Steel & Aluminum Co.	1,358,171	0.2
52,462		Steel Dynamics, Inc.	1,182,493	0.2
34,124		Valvoline, Inc.	446,683	0.1
			14,312,022	2.1

		Real Estate: 3.1%
10,768		American Tower Corp.	2,344,732	0.3
28,918		Boston Properties, Inc.	2,667,107	0.4
24,817		Camden Property Trust	1,966,499	0.3
65,742	(1)	CBRE Group, Inc.	2,479,131	0.4
59,747		Corporate Office Properties Trust SBI MD	1,322,201	0.2
19,798		Equity Lifestyle Properties, Inc.	1,137,989	0.2
6,928		Essex Property Trust, Inc.	1,525,823	0.2
18,447		Gaming and Leisure Properties, Inc.	511,166	0.1
29,464		Life Storage, Inc.	2,785,821	0.4
18,684		Mid-America Apartment Communities, Inc.	1,925,013	0.3
76,339		Outfront Media, Inc.	1,029,050	0.1
174,693		Retail Properties of America, Inc.	903,163	0.1
11,621		Simon Property Group, Inc.	637,528	0.1
			21,235,223	3.1

		Utilities: 3.7%
229,166		AES Corp.	3,116,658	0.4
73,644		Ameren Corp.	5,363,492	0.8
16,742		American Water Works Co., Inc.	2,001,674	0.3
9,124		Black Hills Corp.	584,210	0.1
21,789		Edison International	1,193,819	0.2
102,541		Exelon Corp.	3,774,534	0.5
9,715		NextEra Energy, Inc.	2,337,623	0.3
36,131		NorthWestern Corp.	2,161,718	0.3
26,833		PNM Resources, Inc.	1,019,654	0.1
14,093		PPL Corp.	347,815	0.1
20,719		Sempra Energy	2,341,040	0.3
109,150		Vistra Energy Corp.	1,742,034	0.3
			25,984,271	3.7

	Total Common Stock
	(Cost $680,011,611)		682,899,961	98.3

RIGHTS: 0.0%
		Health Care: 0.0%
28,640	(1)	Bristol-Myers Squibb Co.	108,832	0.0

	Total Rights
	(Cost $65,872)		108,832	0.0

	Total Long-Term Investments
	(Cost $680,077,483)		683,008,793	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 0.1%
748,061	(3)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $748,061, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $763,022, due 08/01/23-06/01/51)
		(Cost $748,061)	748,061	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
11,914,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $11,914,000)	$ 11,914,000	1.7

	Total Short-Term Investments
	(Cost $12,662,061)	12,662,061	1.8

	Total Investments in Securities (Cost $692,739,544)	$ 695,670,854	100.1
	Liabilities in Excess of Other Assets	(511,239)	(0.1)
	Net Assets	$ 695,159,615	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 682,899,961	$ –	$ –	$ 682,899,961
Rights	108,832	–	–	108,832
Short-Term Investments	11,914,000	748,061	–	12,662,061
Total Investments, at fair value	$ 694,922,793	$ 748,061	$ –	$ 695,670,854
Other Financial Instruments+
Futures	646,465	–	–	646,465
Total Assets	$ 695,569,258	$ 748,061	$ –	$ 696,317,319

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	79	06/19/20	$ 10,150,315	$ 646,465
			$ 10,150,315	$ 646,465

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $693,794,202.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 90,095,295
Gross Unrealized Depreciation	(87,572,178)
Net Unrealized Appreciation	$2,523,117